Financial instruments - valuation	12 Months Ended
Dec. 31, 2019
Financial instruments - classification
Financial instruments - valuation

12 Financial instruments – valuation

Critical accounting policy: Fair value - financial instruments

In accordance with Accounting policies 12 and 20, financial instruments classified as mandatory fair value through profit or loss, held-for-trading or designated as at fair value through profit or loss and financial assets classified as fair value through other comprehensive income are recognised in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. It also uses the assumptions that market participants would use when pricing the asset or liability. In determining fair value, RBS Group maximises the use of relevant observable inputs and minimises the use of unobservable inputs.

Modelled approaches may be used to measure instruments classed as level 2 or 3. Estimation expertise is required in the selection, implementation and calibration of appropriate models. The resulting modelled valuations are considered for accuracy and reliability. Portfolio level adjustments consistent with IFRS 13 are raised to incorporate counterparty credit risk, funding and margining risks. Expert judgement is used in the initial measurement of modelled products by control teams.

Where RBS Group manages a group of financial assets and financial liabilities on the basis of its net exposure to either market risks or credit risk, it measures the fair value of a group of financial assets and financial liabilities on the basis of the price that it would receive to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction at the measurement date under current market conditions. Credit valuation adjustments are made when valuing derivative financial assets to incorporate counterparty credit risk. Adjustments are also made when valuing financial liabilities measured at fair value to reflect the RBS Group’s own credit standing.Where the market for a financial instrument is not active, fair value is established using a valuation technique. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data. Further details about the  valuation methodologies and the sensitivity to reasonably possible alternative assumptions of the fair value of financial instruments valued using techniques where at least one significant input is unobservable are given below.

	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	46,172	449	—	44,983	120
Securities	20,865	8,704	555	22,003	7,312	701
Derivatives	—	148,800	1,229	—	131,513	1,836
Other financial assets
Loans	—	307	58	—	768	136
Securities	41,044	8,326	263	40,132	6,172	507
Total financial assets held at fair value	61,909	212,309	2,554	62,135	190,748	3,300

Liabilities
Trading liabilities
Deposits	—	50,944	56	—	47,243	377
Debt securities in issue	—	1,703	59	—	791	112
Short positions	15,565	5,622	—	18,941	4,886	—
Derivatives	—	145,818	1,061	—	127,709	1,188
Other financial liabilities
Debt securities in issue	—	2,117	141	—	2,348	280
Other deposits	—	—	—	—	212	—
Subordinated liabilities	—	724	—	—	867	—
Total financial liabilities held at fair value	15,565	206,928	1,317	18,941	184,056	1,957

Notes:

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred. There were no significant transfers between level 1 and level 2.
(2)

For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Capital and Risk management – Credit risk.

(3)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Fair value hierarchy

Financial Instruments carried at fair value have been classified under the IFRS fair value hierarchy as follows.

Level 1 – instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - instruments valued using valuation techniques that have observable inputs. Examples  include most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets and derivatives with unobservable model inputs.

Valuation techniques

RBS derives fair value of its instruments differently depending on whether the instrument is a non-modelled or a modelled product.

Non-modelled products are valued directly from a price input typically on a position by position basis and include cash, equities and most debt securities.

Modelled products valued using a pricing model range in complexity from comparatively vanilla products such as interest rate swaps and options (e.g. interest rate caps and floors) through to more complex derivatives. The valuation of modelled products requires an appropriate model and inputs into this model. Sometimes models are also used to derive inputs (e.g. to construct volatility surfaces). RBS uses a number of modelling methodologies.

Inputs to valuation models

Values between and beyond available data points are obtained by interpolation and extrapolation. When utilising valuation techniques, the fair value can be significantly affected by the choice of valuation model and by underlying assumptions concerning factors such as the amounts and timing of cash flows, discount rates and credit risk. The principal inputs to these valuation techniques are as follows:

Bond prices - quoted prices are generally available for government bonds, certain corporate securities and some mortgage-related products.

Credit spreads - where available, these are derived from prices of credit default swaps or other credit based instruments, such as debt securities. For others, credit spreads are obtained from third-party benchmarking services. For counterparty credit spreads, adjustments are made to market prices (or parameters) when the creditworthiness of the counterparty differs from that of the assumed counterparty in the market price (or parameters).

Interest rates - these are principally benchmark interest rates such as the London Interbank Offered Rate (LIBOR), Overnight Index Swaps (OIS) rate and other quoted interest rates in the swap, bond and futures markets.

Foreign currency exchange rates - there are observable prices both for spot and forward contracts and futures in the world's major currencies.

Equity and equity index prices - quoted prices are generally readily available for equity shares listed on the world's major stock exchanges and for major indices on such shares.

Commodity prices - many commodities are actively traded in spot and forward contracts and futures on exchanges in London, New York and other commercial centres.

Price volatilities and correlations - volatility is a measure of the tendency of a price to change with time.

Correlation measures the degree which two or more prices or other variables are observed to move together.

Prepayment rates - the fair value of a financial instrument that can be prepaid by the issuer or borrower differs from that of an instrument that cannot be prepaid. In valuing prepayable instruments that are not quoted in active markets, RBS considers the value of the prepayment option.

Recovery rates/loss given default - these are used as an input to valuation models and reserves for asset-backed securities and other credit products as an indicator of severity of losses on default. Recovery rates are primarily sourced from market data providers or inferred from observable credit spreads.

Valuation control

RBS's control environment for the determination of the fair value of financial instruments includes formalised protocols for the review and validation of fair values independent of the businesses entering into the transactions.

Independent price verification (IPV) is a key element of the control environment. Valuations are first performed by the business which entered into the transaction. Such valuations may be directly from available prices, or may be derived using a model and variable model inputs. These valuations are reviewed, and if necessary amended, by a team independent of those trading the financial instruments, in the light of available pricing evidence.

Where measurement differences are identified through the IPV process these are grouped by fair value level and quality of data. If the size of the difference exceeds defined thresholds adjustment to independent levels are made.

IPV takes place at least each monthly, for all fair value positions. The IPV control includes formalised reporting and escalation of any valuation differences in breach of established thresholds.

The Modelled Product Review Committee sets the policy for model documentation, testing and review, and prioritises models with significant exposure being reviewed by the RBS Model Risk team. Valuation Committees are made up of valuation specialists and senior business representatives from various functions and oversees pricing, reserving and valuations issues. These committees meet monthly to review and ratify any methodology changes. The Executive Valuation Committee meets quarterly to address key material and subjective valuation issues, to review items escalated by Valuation Committees and to discuss other relevant matters of including prudential valuation.

Initial classification of a financial instrument is carried out by the Product Control team following the principles in IFRS 13. They base their judgment on information gathered during the IPV process for instruments which include the sourcing of independent prices and model inputs. The quality and completeness of the information gathered in the IPV process gives an indication as to the liquidity and valuation uncertainty of an instrument. These initial classifications are subject to senior management review. Particular attention is paid to instruments crossing from one level to another, new instrument classes or products, instruments that are generating significant profit and loss and instruments where valuation uncertainty is high.

RBS uses consensus prices for the IPV of some instruments. The consensus service encompasses the equity, interest rate, currency, commodity, credit, property, fund and bond markets, providing comprehensive matrices of vanilla prices and a wide selection of exotic products.

RBS contributes to consensus pricing services where there is a significant interest either from a positional point of view or to test models for future business use. Data sourced from consensus pricing services are used for a combination of control processes including direct price testing, evidence of observability and model testing. In practice this means that RBS submits prices for all material positions for which a service is available. Data from consensus services are subject to the same level of quality review as other inputs used for IPV process.

In order to determine a reliable fair value, where appropriate, management applies valuation adjustments to the pricing information gathered from the above sources. The sources of independent data are reviewed for quality and are applied in the IPV processes using a formalised input quality hierarchy. These adjustments reflect RBS's assessment of factors that market participants would consider in setting a price.

Where unobservable inputs are used, RBS may determine a range of possible valuations derived from differing stress scenarios to determine the sensitivity associated with the valuation. When establishing the fair value of a financial instrument using a valuation technique, RBS considers adjustments to the modelled price which market participants would make when pricing that instrument. Such adjustments include the credit quality of the counterparty and adjustments to compensate for model limitations.

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below:

	2019	2018
Adjustment	£m	£m
Funding – FVA	244	250
Credit – CVA	386	419
Bid – Offer	165	238
Product and deal specific	238	327
	1,033	1,234

The reduction in valuation reserves was primarily driven by a combination of market moves, trade close-out activity and risk reduction together with a reallocation of product and deal specific reserves that are now included within modelled trade valuations.

Funding valuation adjustment (FVA)

FVA represents an estimate of the adjustment that a market participant would make to incorporate funding costs and benefits that arise in relation to derivative exposures. FVA is calculated as a portfolio level adjustment and can result in either a funding charge or funding benefit.

Funding levels are applied to estimated potential future exposures. For uncollateralised derivatives, the modelling of the exposure is consistent with the approach used in the calculation of CVA, and the counterparty contingent nature of the exposure is reflected in the calculation. For collateralised derivatives, the exposure reflects initial margin posting requirements.

Credit valuation adjustments (CVA)

CVA represents an estimate of the adjustment to fair value that a market participant would make to incorporate the counterparty credit risk inherent in derivative exposures. CVA is actively managed by a credit and market risk hedging process, and therefore movements in CVA are partially offset by trading revenue on the hedges.

The CVA is calculated on a portfolio basis reflecting an estimate of the amount a third party would charge to assume the credit risk.

Collateral held under a credit support agreement is factored into the CVA calculation. In such cases where RBS holds collateral against counterparty exposures, CVA is held to the extent that residual risk remains.

Bid-offer

Fair value positions are adjusted to bid (long positions) or offer (short positions) levels, by marking individual cash positions directly to bid or offer or by taking bid-offer reserves calculated on a portfolio basis for derivatives exposures. The bid-offer approach is based on current market spreads and standard market bucketing of risk.

Bid-offer spreads vary by maturity and risk type to reflect different spreads in the market. For positions where there is no observable quote, the bid-offer spreads are widened in comparison to proxies to reflect reduced liquidity or observability. Bid-offer methodologies may also incorporate liquidity triggers whereby wider spreads are applied to risks above pre-defined thresholds.

As permitted by IFRS 13, netting is applied on a portfolio basis to reflect the value at which RBS believes it could exit the portfolio, rather than the sum of exit costs for each of the portfolio’s individual trades. This is applied where the asset and liability positions are managed as a portfolio for risk and reporting purposes.

The discount rates applied to derivative cash flows in determining fair value reflect any underlying collateral agreements. Collateralised derivatives are generally discounted at the relevant OIS-related rates at an individual trade level. Reserves are held to the extent that the discount rates applied do not reflect all of the terms of the collateral agreements.

Product and deal specific

On initial recognition of financial assets and liabilities valued using valuation techniques incorporating information other than observable market data, any difference between the transaction price and that derived from the valuation technique is deferred. Such amounts are recognised in profit or loss over the life of the transaction; when market data becomes observable; or when the transaction matures or is closed out as appropriate. At 31 December 2019, net gains of £88 million (2018 - £59 million) were carried forward. During the year, net gains of £183 million (2018 - £151 million) were deferred and £154 million (2018 - £148 million) were recognised in the income statement.

Where system generated valuations do not accurately recover market prices, manuals valuation adjustments are applied either at a position or portfolio level. Manual adjustments are subject to the scrutiny of independent control teams and are subject to monthly review by senior management.

12 Financial instruments - valuation: Level 3 ranges of unobservable inputs

				2019		2018
Financial instrument	Valuation Technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	101	—	132
	Credit Spreads	Credit spread	bps	53	101	—	—

Debt securities	Price-based	Price	%	—	246	—	154

Equity Shares	Price-based	Price	GBP	—	25,914	—	24,181
		Price	%	—	80	—	—
	Valuation	Discount factor	%	6	9	8	11
		Fund NAV	%	80	120	80	120

Trading liabilities and Other financial liabilities
Deposits	DCF based on recoveries	Correlation	%	—	—	(45)	99
		Interest rate	%	—	—	(0.36)	1.74
	Price-based	Price	%	—	98	—	—
	Yield analysis	Day count	Number	65	95	—	—

Debt securities in issue	Price-based	Price	CCY	44 JPY	146 EUR	21 JPY	136 EUR
	Valuation	Fund NAV	GBP	—	—	—	622

Derivative assets and liabilities
Credit derivatives	DCF based on recoveries	Credit spreads	bps	6	500	18	500
	Option pricing	Correlation	%	(50)	80	(50)	80
		Volatility	%	27	80	47	80
		Upfront points	%	—	99	—	100
		Recovery rate	%	10	40	10	40
	Price-based	Price	%	—	—	90	110

Interest rate & FX	Option pricing	Correlation	%	(50)	99	(45)	99
derivatives		Volatility	%	19	70	1	76
		Constant Prepayment Rate	%	2	15	—	—
		Mean Reversion	%	—	92	—	—

Equity derivatives	Option pricing	Correlation	%	(53)	87	(57)	92
		Forward	Points	—	—	864	7,106
		Volatility	%	—	—	11	23

Notes:

(1)

The table above presents the range of values for significant inputs used in the valuation of level 3 assets and liabilities. The range represents the highest and lowest values of the input parameters and therefore is not a measure of parameter uncertainty. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst RBS indicates where it considers that there are significant relationships between the inputs, their inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, values may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	Mean reversion: a measure of how much a rate reverts to its mean level.
(11)	Constant prepayment rate: the rate is used to reflect how fast a pool of assets pay down.
(12)	Day count: yield analysis on deposits are calculated using day count as an input, referring to the maturity of the deposit.
(13)	RBS does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

12 Financial instruments – valuation: areas of judgment

Whilst the business has simplified, the diverse range of products historically traded by RBS results in a wide range of instruments that are classified into level 3 of the hierarchy. Whilst the majority of these instruments naturally fall into a particular level, for some products an element of judgment is required. The majority of RBS financial instruments carried at fair value are classified as level 2. IFRS requires extra disclosures in respect of level 3 instruments.

Active and inactive markets

A key input in the decision making process for the allocation of assets to a particular level is market activity. In general, the degree of valuation uncertainty depends on the degree of liquidity of an input.

Where markets are liquid, little judgment is required. However, when the information regarding the liquidity in a particular market is not clear, a judgment may need to be made. This can be more difficult as assessing the liquidity of a market is not always straightforward. For an equity traded on an exchange, daily volumes of trading can be seen, but for an over-the-counter (OTC) derivative assessing the liquidity of the market with no central exchange is more difficult.

A key related matter is where a market moves from liquid to illiquid or vice versa. Where this change is considered to be temporary, the classification is not changed. For example, if there is little market trading in a product on a reporting date but at the previous reporting date and during the intervening period the market has been considered to be liquid, the instrument will continue to be classified in the same level in the hierarchy. This is to provide consistency so that transfers between levels are driven by genuine changes in market liquidity and do not reflect short term or seasonal effects. Material movements between levels are reviewed quarterly.

The breadth and depth of the IPV data allows for a rules based quality assessment to be made of market activity, liquidity and pricing uncertainty, which assists with the process of allocation to an appropriate level. Where suitable independent pricing information is not readily available, the quality assessment will result in the instrument being assessed as level 3.

Modelled products

For modelled products the market convention is to quote these trades through the model inputs or parameters as opposed to a cash price equivalent. A mark-to-market is derived from the use of the independent market inputs calculated using RBS’s model.

The decision to classify a modelled instrument as level 2 or 3 will be dependent upon the product/model combination, the observability and quality of input parameters and other factors. All these must be assessed to classify the asset. If an input fails the observability or quality tests then the instrument is considered to be in level 3 unless the input can be shown to have an insignificant effect on the overall valuation of the product.

The majority of derivative instruments for example vanilla interest rate swaps, foreign exchange swaps and liquid single name credit derivatives are classified as level 2 as they are vanilla products valued using observable inputs. The valuation uncertainty on these is considered to be low and both input and output testing may be available.

Non-modelled products

Non- modelled products are generally quoted on a price basis and can therefore be considered for each of the three levels. This is determined by the market activity, liquidity and valuation uncertainty of the instruments which is in turn measured from the availability of independent data used by the IPV process to allocate positions to IPV quality levels.

The availability and quality of independent pricing information are considered during the classification process. An assessment is made regarding the quality of the independent information. For example, where consensus prices are used for non- modelled products, a key assessment of the quality of a price is the depth of the number of prices used to provide the consensus price. If the depth of contributors falls below a set hurdle rate, the instrument is considered to be level 3. This hurdle rate is that used in the IPV process to determine the IPV quality rating. However, where an instrument is generally considered to be illiquid, but regular quotes from market participants exist, these instruments may be classified as level 2 depending on frequency of quotes, other available pricing and whether the quotes are used as part of the IPV process or not.

For some instruments with a wide number of available price sources, there may be differing quality of available information and there may be a wide range of prices from different sources. In these situations the highest quality source is used to determine the classification of the asset. For example, a tradable quote would be considered a better source than a consensus price.

	2019			2018
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	449	10	(10)	120	10	(10)
Securities	555	—	—	701	20	(10)
Derivatives
Interest rate	1,015	160	(160)	1,487	120	(120)
Foreign exchange	98	10	(10)	130	10	(10)
Other	116	10	(10)	219	10	(20)
Other financial assets
Loans	58	—	—	136	10	(20)
Securities	263	80	(20)	507	50	(30)
	2,554	270	(210)	3,300	230	(220)

Liabilities
Trading liabilities
Deposits	56	—	—	377	40	(40)
Debt securities in issue	59	—	—	112	10	(10)
Derivatives
Interest rate	630	70	(70)	808	70	(70)
Foreign exchange	222	10	(10)	279	10	(10)
Other	209	20	(10)	101	—	(10)
Other financial liabilities - debt securities in issue	141	10	(10)	280	10	(10)
	1,317	110	(100)	1,957	140	(150)

12 Financial instruments – valuation: level 3 sensitivities

The level 3 sensitivities presented above are calculated at a trade or low level portfolio basis. They are not calculated on an overall portfolio basis and therefore do not reflect the likely potential uncertainty on the portfolio as a whole. The figures are aggregated and do not reflect the correlated nature of some of the sensitivities. In particular, for some of the portfolios the sensitivities may be negatively correlated where a downwards movement in one asset would produce an upwards movement in another, but due to the additive presentation of the above figures this correlation cannot be displayed. The actual potential downside sensitivity of the total portfolio may be less than the non-correlated sum of the additive figures as shown in the above table.

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. The assessments recognise different favourable and unfavourable valuation movements where appropriate. Each unobservable input within a product is considered separately and sensitivity is reported on an additive basis.

Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information taking into account consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

Other considerations

Whilst certain inputs used to calculate CVA, FVA and own credit adjustments are not based on observable market data, the uncertainty of the inputs is not considered to have a significant effect on the net valuation of the related derivative portfolios and issued debt. The classification of the derivative portfolios and issued debt is not determined by the observability of these inputs and any related sensitivity does not form part of the level 3 sensitivities presented.

Level 3

The following table shows the movement in level 3 assets and liabilities in the year.

	2019				2018
	Trading	Other financial	Total	Total	Trading	Other financial	Total	Total
	assets (2)	assets (3)	assets	liabilities	assets (2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,657	643	3,300	1,957	2,692	530	3,222	2,187
Amounts recorded in the income statement (1)	(418)	(1)	(419)	162	(147)	178	31	(344)
Amounts recorded in the statement of comprehensive income	—	86	86	—	—	23	23	—
Level 3 transfers in	492	2	494	104	1,307	19	1,326	419
Level 3 transfers out	(857)	(59)	(916)	(588)	(624)	(1)	(625)	(231)
Issuances	—	—	—	46	—	—	—	47
Purchases	1,121	15	1,136	532	871	16	887	401
Settlements	(218)	(38)	(256)	(429)	(512)	(3)	(515)	(204)
Sales	(541)	(326)	(867)	(466)	(930)	(125)	(1,055)	(316)
Foreign exchange and other adjustments	(3)	(1)	(4)	(1)	—	6	6	(2)
At 31 December	2,233	321	2,554	1,317	2,657	643	3,300	1,957

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	(421)	8	(413)	110	(134)	158	24	(330)
- realised	—	—	—	—	(2)	6	4	—

Notes:

(1)

There were £596 million net losses on trading assets and liabilities (2018 - £185 million gains) recorded in income from trading activities. Net gains on other instruments of £15 million (2018 – £190 million) were recorded in other operating income and interest income as appropriate.

(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

12 Financial instruments: fair value of financial instruments not carried at fair value

The following table shows the carrying value and fair value of financial instruments carried at amortised cost on the balance sheet.

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2019	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	77.9	—	—	—	—	—
Settlement balances	4.4	—	—	—	—	—
Loans to banks	—	10.7	10.7	—	6.2	4.5
Loans to customers	—	326.9	324.0	—	11.0	313.0
Other financial assets - securities	—	11.5	11.6	5.9	2.8	2.9

Financial liabilities
Bank deposits	4.1	16.4	16.5	—	12.2	4.3
Customer deposits	312.4	56.8	56.9	—	7.5	49.4
Settlement balances	4.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.0	43.7	—	38.5	5.2
Subordinated liabilities	—	9.3	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2	—	—	—	—	—

2018
Financial assets
Cash and balances at central banks	88.9	—	—	—	—	—
Settlement balances	2.9	—	—	—	—	—
Loans to banks	0.5	12.4	12.4	—	9.2	3.2
Loans to customers	—	305.1	301.7	—	0.5	301.2
Other financial assets - securities	—	11.8	11.8	7.3	3.0	1.5

Financial liabilities
Bank deposits	4.2	19.1	18.5	—	13.9	4.6
Customer deposits	307.1	53.8	54.6	—	10.4	44.2
Settlement balances	3.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	36.9	38.6	—	36.9	1.7
Subordinated liabilities	—	9.7	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2	—	—	—	—	—

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Quoted market values are used where available; otherwise, fair values have been estimated based on discounted expected future cash flows and other valuation techniques. These techniques involve uncertainties and require assumptions and judgments covering prepayments, credit risk and discount rates. Furthermore there is a wide range of potential valuation techniques. Changes in these assumptions would significantly affect estimated fair values. The fair values reported would not necessarily be realised in an immediate sale or settlement.

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, settlement balances, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is a reasonable approximation of fair value.

Loans to banks and customers – amortised cost

In estimating the fair value of net loans to customers and banks measured at amortised cost, RBS’s loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value:

(a)

Contractual cash flows are discounted using a market discount rate that incorporates the current spread for the borrower or where this is not observable, the spread for borrowers of a similar credit standing. This method is used for portfolios where counterparties have external ratings: institutional and corporate lending in NatWest Markets.

(b)

Expected cash flows (unadjusted for credit losses) are discounted at the current offer rate for the same or similar products. This approach is adopted for lending portfolios in UK Personal Banking, Ulster Bank RoI, Commercial Banking (SME loans) and Private Banking in order to reflect the homogeneous nature of these portfolios.

Debt securities

The majority of debt securities are valued using quoted prices in active markets, or using quoted prices for similar assets in active markets. Fair values of the rest are determined using discounted cash flow valuation techniques.

Deposits by banks and customer accounts

Fair values of deposits are estimated using discounted cash flow valuation techniques.

Debt securities in issue and subordinated liabilities

Fair values are determined using quoted prices for similar liabilities where available or by reference to valuation techniques, adjusting for own credit spreads where appropriate.